Debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) program	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
CP programmes | program	2
Debt issued	$ 81,541	$ 83,795
Fair value of debt excluding finance lease liabilities	$ 50,866	51,959
Long term commercial paper programme
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	397 days
Maximum issuance of debt, long-term	$ 10,000
Short term commercial paper programme
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, short-term	$ 10,000
Short term commercial paper programme | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	183 days
Short term commercial paper programme | Top of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	364 days
EMTN
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 0	0
US shelf registration
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 0	0
Frequency of updates to borrowings	3 years
Committed credit facility, due in 2023
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,920
Committed credit facility, due in 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		320
Extension period	1 year
Committed credit facility, due In 2026
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 8,000	$ 7,680